SIGNIFICANT ACCOUNTING POLICIES - Acquisition Summary (Details) - USD ($) $ in Millions		12 Months Ended
	May 11, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill		$ 5,569.1	$ 5,394.1	$ 5,466.6
Subsequent event
Business Acquisition [Line Items]
Accounts receivable	$ 30.8
Property, plant and equipment	7.4
Inventory	16.3
Deferred tax liabilities	63.8
Current liabilities	$ 30.6
Customer relationships | Subsequent event
Business Acquisition [Line Items]
Weighted average useful lives of identifiable intangible assets acquired	14 years
Other technology | Subsequent event
Business Acquisition [Line Items]
Weighted average useful lives of identifiable intangible assets acquired	16 years
Trademarks | Subsequent event
Business Acquisition [Line Items]
Weighted average useful lives of identifiable intangible assets acquired	14 years
CID Lines
Business Acquisition [Line Items]
Annualized pre-acquisition sales		$ 110.0
CID Lines | Subsequent event
Business Acquisition [Line Items]
Total consideration	$ 506.9
Tangible assets	54.5
Total assets acquired	307.2
Goodwill	272.7
Total liabilities	94.4
Net consideration transferred to sellers	485.5
CID Lines | Customer relationships | Subsequent event
Business Acquisition [Line Items]
Identifiable intangible assets	147.5
CID Lines | Trademarks | Subsequent event
Business Acquisition [Line Items]
Identifiable intangible assets	58.6
CID Lines | Acquired Technologies And Product Registrations | Subsequent event
Business Acquisition [Line Items]
Identifiable intangible assets	$ 46.6